SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility minimum	74.00%	74.00%	52.00%
Expected volatility maximum	97.00%	76.00%	76.00%
Risk-free interest rate minimum	3.30%	3.30%	2.40%
Risk-free interest rate maximum	5.80%	3.90%	3.10%
Equity Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years	4 years	5 years
Exercise price (USD)	$ 1.98	$ 3.32	$ 4.92
Equity Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	7 years	7 years	7 years
Exercise price (USD)	$ 18.01	$ 11.78	$ 7.55
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility minimum		81.20%	79.60%
Expected volatility maximum		90.90%	95.70%
Risk-free interest rate minimum		4.97%	4.68%
Risk-free interest rate maximum		5.35%	5.27%
Expected term (years)
Exercise price (USD)
Expected volatility
Risk-free interest rate
Liability Classified Awards [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		2 years	1 year 6 months
Exercise price (USD)		$ 4.57	$ 4.57
Liability Classified Awards [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		4 years	5 years
Exercise price (USD)		$ 15.67	$ 15.67